Public Offering (Details) - $ / shares		3 Months Ended		9 Months Ended
	May 18, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,000,000		60,000,000	69,000,000
Share price	$ 10.00		$ 10.00	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,000,000		69,000,000	9,000,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		69,000,000
Number of shares in a unit			1	1
Number of warrants in a unit			1	1
Number of shares issuable per warrant			0.33	0.33
Exercise price of warrants (in dollars per share)			$ 11.50	$ 11.50